Securities Act Registration No. 333-113657

Investment Company Act Registration No. 811-21532

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.___

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Post-Effective Amendment No. 28

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No. 30

☒

 (Check appropriate box or boxes.)

Frank Funds – File Nos. 333-113657 and 811-21532

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  973-887-7698

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☐Immediately upon filing pursuant to paragraph (b) of Rule 485

☒ On June 8, 2018 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ On (date) pursuant to paragraph (a)(1) of Rule 485

☐75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A for Frank Funds (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of further delaying, until June 8, 2018 the effectiveness of Post-Effective Amendment No. 24 ("PEA No. 24"), which was filed with the Commission via EDGAR Accession No. 0001162044-18-000090 on February 12, 2018, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 24 are incorporated by reference herein.

PART A—PROSPECTUS

The Prospectus for the Camelot Event Driven Fund is incorporated herein by reference to Part A of PEA No. 24.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Camelot Event Driven Fund is incorporated herein by reference to Part B of PEA No. 24.

PART C—OTHER INFORMATION

The Part C of the Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 24.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act the Fund certifies that it meets all of the requirements for effectiveness of this registrations statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Nashville, State of Tennessee, on the 31st day of May, 2018.

Frank Funds

By:/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title
Brian J. Frank*	Trustee/President/Treasurer
Jason W. Frey*	Trustee
Andrea Nitta*	Trustee
Hemanshu Patel*	Trustee
*By: /s/ JoAnn M. Strasser JoAnn M. Strasser Attorney-in-Fact May 31, 2018

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